Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	636,598,807.24	30,641
Yield Supplement Overcollateralization Amount 02/28/23	13,444,238.09	0
Receivables Balance 02/28/23	650,043,045.33	30,641
Principal Payments	24,623,646.94	441
Defaulted Receivables	712,182.35	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	12,603,899.20	0
Pool Balance at 03/31/23	612,103,316.84	30,171

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.76%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,554,216.95	286
Past Due 61-90 days	1,905,661.50	72
Past Due 91-120 days	336,710.22	16
Past Due 121+ days	0.00	0
Total	9,796,588.67	374

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	643,200.25
Aggregate Net Losses/(Gains) - March 2023	68,982.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.53%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	0.55%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	7,039,188.14
Actual Overcollateralization	7,039,188.14
Weighted Average Contract Rate	3.87%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	45.43

Flow of Funds	$ Amount
Collections	27,345,664.40
Investment Earnings on Cash Accounts	13,910.82
Servicing Fee	(541,702.54)
Transfer to Collection Account	-
Available Funds	26,817,872.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	392,934.40
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,174,604.12
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,039,188.14
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,142,654.35

Total Distributions of Available Funds	26,817,872.68

Servicing Fee	541,702.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	629,277,920.96
Principal Paid	24,213,792.26
Note Balance @ 04/17/23	605,064,128.70

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	68,477,920.96
Principal Paid	24,213,792.26
Note Balance @ 04/17/23	44,264,128.70
Note Factor @ 04/17/23	11.4259496%

Class A-3
Note Balance @ 03/15/23	387,400,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	387,400,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-4
Note Balance @ 03/15/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	121,600,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	34,530,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	17,270,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	461,426.07
Total Principal Paid	24,213,792.26
Total Paid	24,675,218.33

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	19,972.73
Principal Paid	24,213,792.26
Total Paid to A-2 Holders	24,233,764.99

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4018691
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.0884796
Total Distribution Amount	21.4903487

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0515558
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	62.5033357
Total A-2 Distribution Amount	62.5548915

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	709.29
Noteholders' Principal Distributable Amount	290.71

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	2,877,704.48
Investment Earnings	10,988.95
Investment Earnings Paid	(10,988.95)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,610,487.02	$3,292,105.98	$3,961,403.48
Number of Extensions	138	118	153
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.49%	0.57%